SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of geographic location of all long-lived assets

	United States			Canada			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	$	$	$	$	$	$	$	$	$

Exploration, evaluation and project expenses	$77,168	$186,764	$351,132	$496,968	$0	$0	$574,136	$186,764	$351,132
General expenses	3,546	41,326	27,871	22,810	0	0	26,356	41,326	27,871
Professional fees	79,102	291,836	315,521	509,390	0	0	588,492	291,836	315,521
Stock exchange fees and other	5,112	56,110	62,094	32,940	0	0	38,052	67,636	62,094
Stock based compensation	11,997	24,555	26,974	77,280	0	0	89,277	24,555	26,974
Other	(158,749)	35,927	(1,396,340)	(1,022,350)	0	0	(1,181,099)	24,401	(1,396,340)

Gain (loss) and comprehensive gain (loss)	$18,176	$636,518	($612,748)	$117,038	$0	$0	$135,214	$636,518	($612,748)

Mineral rights	$4,053,479	$6,241,114	$6,196,114	$36,235	$0	$0	$4,089,714	$6,241,114	$6,196,114